File Nos.33-34801
                                                           811-06106



    As Filed With The Securities and Exchange Commission on April 30, 1998





                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A
                                      ----
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             / X /


                           Pre-Effective Amendment No. ___          /   /


                           Post-Effective Amendment No. 10           / X /



                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      / X /


                           Amendment No. 11                          / X /


                        (Check appropriate box or boxes)



                              PIONEER GROWTH TRUST
               (Exact name of registrant as specified in charter)

                  60 State Street, Boston, Massachusetts 02109
                (Address of principal executive office) Zip Code

       Registrant's Telephone Number, including Area Code: (617) 742-7825

         Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA
                  02109 (Name and address of agent for service)



It is proposed that this filing will become effective (check appropriate box):


           ____  immediately upon filing pursuant to paragraph (b)
           ____  on [date] pursuant to paragraph (b)
           ____ 60 days after filing pursuant to paragraph (a)(1)
           ____ on [date] pursuant to paragraph(a)(1)
           ____ 75 days after filing pursuant to paragraph (a)(2)
           _X__ on July 1, 1998 pursuant to paragraph (a)(2)of Rule 485

If appropriate, check the following box:
___This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Title of Securities Being Registered: Shares of Beneficial Interest (without par value)

                     STATEMENT OF INCORPORATION BY REFERENCE

     The prospectuses (Part A) and statement of additional information (Part B) contained in Post-Effective Amendment No. 9 filed on February 13, 1998 hereby are incorporated by reference in their entirety into this Post-Effective Amendment No. 10. The Trust's Annual Report (filed electronically on December 24, 1997; file no. 33-34801; accession number 000086334-97-000018) hereby is incorporated by reference into the statement of additional information so incorporated by reference herein.

                                                         File Nos. 33-34801
                                                                  811-06106



                                    FORM N-1A

                              PIONEER GROWTH TRUST

                            PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

                  (a)      Financial Statements:

                           The financial highlights of the Registrant for the fiscal year ended October 31, 1997 are included in Part A of the Registration Statement and the
                           financial    statements   of   the   Registrant   are
                           incorporated by reference into Part B of the Registration Statement from the 1997 Annual Report to Shareholders for the year ended October 31, 1997 (filed electronically on December 24, 1997 file no. 33-34801; accession number 0000863334-97-000018).

                  (b)      Exhibits:


1.       Amended and Restated Declaration of Trust*****
1.1      Establishment and Designation of Classes*****
1.2      Establishment and Designation of Classes*****
1.3      Establishment and Designation of
         Class A Shares, Class B Shares, Class C Shares and Class Y Shares
         of Beneficial Interest of Pioneer Capital Growth Fund+
2        Amended and Restated By-Laws*****
3.       None
4.       Specimen Stock Certificate**
5.       Form of Management Contract+
5.1 Management Contract between Pioneering Management Corporation ("PMC") and Registrant on behalf of Pioneer Capital Growth Fund, effective 1/1/94*****
5.2 Management Contract between PMC and Registrant on behalf of Pioneer Equity-Income Fund, effective 1/1/94*****
5.3 Management Contract between PMC and Registrant on behalf of Pioneer Gold Shares, effective 1/1/94*****
6.       Underwriting Agreement**
6.1      Form of Dealer Sale Agreement*****
7.       None
8.1      Custodian Agreement with Brown
         Brothers  Harriman & Co.,  dated  January
         14,  1992,  on behalf of Pioneer  Capital
         Growth Fund*****
8.2      Custodian Agreement with Brown
         Brothers  Harriman & Co.,  dated  January
         14,  1992,  on behalf of  Pioneer  Equity
         Income Fund*****

8.3      Custodian Agreement with Brown
         Brothers Harriman & Co., dated January 14, 1992, on behalf of Pioneer Gold Shares*****
9.       Investment Company Service Agreement*****
9.2      Form of Agreement and Plan of Reorganization+
10.      None
11.      Consent of Arthur Andersen LLP++
12.      None
13.      Form of Stock Purchase Agreement*******
14.      Rule 24f-2 Opinion******
15.1     Form of Distribution Plan*******
15.2     Class B Rule 12b-1 Distribution
         Plans for Pioneer Capital Growth Fund,
         Pioneer Equity-Income Fund and Pioneer Gold
         Shares*****
15.3 Class C Rule 12b-1 Distribution Plans for Pioneer Capital Growth Fund, Pioneer Equity-Income Fund and Pioneer Gold Shares*****
16.      Description of Average Annual Total Return*
17.      Financial Data Schedules for Pioneer Gold Shares********
         Financial Data Schedules for Pioneer Capital Growth Fund ++
         Financial Data Schedules for Pioneer Equity-Income Fund ********
18.      Form of Multiple Class Plan Pursuant to Rule 18f-3+
18.1 Multiple Class Plan Pursuant to Rule 18f-3, dated October 4, 1995, for Pioneer Capital Growth Fund, Pioneer Equity-Income Fund and Pioneer Gold Shares*****
18.2     Multiple Class Plan Pursuant to Rule 18f-3, dated
         January 31, 1996, for Pioneer Capital Growth Fund, Pioneer Equity-Income Fund and Pioneer Gold Shares*****
19.1     Powers of Attorney**/***
19.2     Power of Attorney****
19.3     Power of Attorney*****
19.4     Power of Attorney for Mary K. Bush********

-----------------------

++ Filed electronically herewith.

* Incorporated by reference from the Registrant's Registration
Statement on Form N-1A (File No. 33-34801) ("Registration Statement") as filed with the Securities and Exchange Commission ("SEC") on May 9, 1990.

** Incorporated by reference from the Registrant's Pre-Effective Amendment No. 1 to the Registration Statement as filed with the SEC on June 29, 1990.

*** Incorporated by reference from the Registrant's
Post-Effective Amendment No. 3 to the Registration Statement as filed with the SEC on February 26, 1993.

**** Incorporated by reference from Registrant's
Post-Effective Amendment No. 4 to the Registration Statement as filed with the SEC on December 27, 1993.

***** Incorporated by reference from Registrant's
Post-Effective Amendment No. 6 to the Registration Statement as filed with the SEC on February 25, 1996.

****** Incorporated by reference from Registrant's Rule 24f-2 Notice filing (Accession No. 0000863334-96-000018) as filed with the SEC on December 27, 1996.

******* Incorporated by reference from Registrant's
Post-Effective Amendment No. 7 to the Registration Statement as filed with the SEC on February 25, 1997.

********Incorporated by reference from Registrant's
Post-Effective Amendment No. 8 to the Registration Statement as filed with the SEC on February 2, 1998.

+ Incorporated by reference from Registrant's
Post-Effective Amendment No. 9 to the Registration Statement as filed with the SEC on February 13, 1998.


Item 25.  Persons Controlled by or Under Common Control with Registrant


     No person is controlled by the Registrant. A common control relationship could exist from a management perspective because the Chairman and President of the Registrant owns approximately 14%of the outstanding shares of The Pioneer Group, Inc. (PGI), the parent company of the Registrant's investment adviser, and certain Trustees or officers of the Registrant (i) hold similar positions with other investment companies advised by PGI and (ii) are directors or officers of PGI and/or its direct or indirect subsidiaries. The following lists all U.S. and the principal non-U.S. subsidiaries of PGI and those registered investment companies with a common or similar Board of Trustees advised by PGI.

                                        OWNED BY    PERCENT    STATE/COUNTRY OF
               COMPANY                             OF SHARES     INCORPORATION
Pioneering Management Corp. (PMC)          PGI        100%        DE
Pioneer Funds Distributor, Inc. (PFD)      PMC        100%        MA
Pioneer Explorer, Inc. (PEI)               PMC        100%        DE
Pioneer Fonds Marketing GmbH (GmbH)        PFD        100%        Germany
Pioneer Forest, Inc. (PFI)                 PGI        100%        DE
CJSC "Forest-Starma" (Forest-Starma)       PFI        95%         Russia
Pioneer Metals and Technology, Inc. (PMT)  PGI        100%        DE
Pioneer Capital Corp. (PCC)                PGI        100%        DE
Pioneer SBIC Corp.                         PCC        100%        MA
Pioneer Real Estate Advisors, Inc. (PREA)  PGI        100%        DE
Pioneer Management (Ireland) Ltd. (PMIL)   PGI        100%        Ireland
Pioneer Plans Corporation (PPC)            PGI        100%        DE
PIOGlobal Corp. (PIOGlobal)                PGI        100%        DE
Pioneer Investments Corp. (PIC)            PGI        100%        MA
Pioneer Goldfields Holdings, Inc. (PGH)    PGI        100%        DE
Pioneer Goldfields Ltd. (PGL)              PGH        100%        Guernsey
Teberebie Goldfields Ltd. (TGL)            PGL        90%         Ghana
Pioneer Omega, Inc. (Omega)                PGI        100%        DE
Pioneer First Russia, Inc. (First Russia)  Omega      81.65%      DE
Pioneering Services Corp. (PSC)            PGI        100%        MA
Pioneer International Corp. (PIntl)        PGI        100%        DE
Pioneer First Polish Investment Fund JSC, S.A.
(First Polish)                             PIntl      100%        Poland
Pioneer Czech Investment Company, A.S.
(Pioneer Czech)                            PIntl      100%        Czech Republic

Registered investment companies that are parties to management contracts with
PMC:



                                               BUSINESS
 FUND                                           TRUST


Pioneer International Growth Fund                 MA
Pioneer World Equity Fund                         DE
Pioneer Europe Fund                               MA
Pioneer Emerging Markets Fund                     DE
Pioneer India Fund                                DE
Pioneer Growth Trust                              MA
Pioneer Mid-Cap Fund                              DE
Pioneer Growth Shares                             DE
Pioneer Small Company Fund                        DE


Pioneer Independence Fund                         DE


Pioneer Fund                                      DE
Pioneer II                                        DE
Pioneer Real Estate Shares                        DE
Pioneer Short-Term Income Fund                    MA
Pioneer America Income Trust                      MA
Pioneer Bond Fund                                 MA
Pioneer Balanced Fund                             DE
Pioneer Intermediate Tax-Free Fund                MA
Pioneer Tax-Free Income Fund                      DE
Pioneer Money Market Trust                        DE
Pioneer Variable Contracts Trust                  DE
Pioneer Interest Shares                           DE
Pioneer Micro-Cap Fund                            DE



The following table lists John F. Cogan, Jr.'s positions with the investment companies, PGI and principal direct or indirect PGI subsidiaries referenced above and the Registrant's counsel.

                                              TRUSTEE/
         ENTITY        CHAIRMAN   PRESIDENT   DIRECTOR   OTHER

Pioneer mutual
funds                     X           X          X
PGL                       X           X          X
PGI                       X           X          X
PPC                                   X          X
PIC                                   X          X
PIntl                                 X          X
PMT                                   X          X
Omega                                 X          X
PIOGlobal                             X          X
First Russia                          X          X
PCC                                              X
PSC                                              X
PMIL                                             X
PEI                                              X
PFI                                              X
PREA                                             X
Forest-Starma                                    X
PMC                       X                      X
PFD                       X                      X
TGL                       X                      X
First Polish                                             Chairman of Supervisory
                                                         Board
GmbH                                                     Chairman of Supervisory
                                                         Board
Pioneer Czech                                            Chairman of Supervisory
                                                         Board
Hale and Dorr LLP                                        Partner

Item 26.  Number of Holders of Securities

                  The following table sets forth the approximate number of record holders of each class of securities of the Registrant as of March
31, 1998:


                                    Number of
                                 Record Holders
Fund                   Class A          Class B       Class C




Capital Growth        106,130         51,619        2,915





Item 27. Indemnification

                  Except for the Amended and Restated Declaration of Trust (the "Declaration of Trust") dated December 7, 1993, establishing the Registrant as a Trust under Massachusetts law, there is no contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified. The Declaration of Trust provides that no Trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.


Item 28. Business and Other Connections of Investment Adviser

                  All of the information required by this item is set forth in the Form ADV, as amended, of Pioneering Management Corporation. The following sections of such Form ADV are incorporated herein by reference:

                  (a)      Items 1 and 2 of Part 2;

                  (b)      Section IV, Business Background, of each Schedule D.


Item 29. Principal Underwriter

                  (a)      See Item 25 above.
                  (b)      Directors and Officers of PFD:




                       Positions and Offices    Positions and Offices

Name                   with Underwriter         with Registrant
----                   ----------------         ---------------

John F. Cogan, Jr.     Director and Chairman        Chairman of the Board,
                                                    President and Trustee

Robert L. Butler       Director and President       None

David D. Tripple       Director                     Executive Vice President and
                                                    Trustee

Steven M. Graziano     Senior Vice President        None

Stephen W. Long        Senior Vice President        None

Barry G. Knight        Vice President               None

William A. Misata      Vice President               None

Anne W. Patenaude      Vice President               None

Elizabeth B. Bennett   Vice President               None

Gail A. Smyth          Vice President               None

Constance D. Spiros    Vice President               None

Marcy L. Supovitz      Vice President               None

Mary Kleeman           Vice President               None

Steven R. Berke        Assistant Vice President     None

Steven H. Forss        Assistant Vice President     None

Mary Sue Hoban         Assistant Vice President     None


Debra A. Levine        Assistant Vice President     None

Junior Roy McFarland   Assistant Vice President     None

Marie E. Moynihan      Assistant Vice President     None

William H. Keough      Treasurer                    Treasurer

Roy P. Rossi           Assistant Treasurer          None

Joseph P. Barri        Clerk                        Secretary

Robert P. Nault        Assistant Clerk              Assistant Secretary

The principle business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

                  (c)      Not applicable.



Item 30. Location of Accounts and Records

                  The accounts and records are maintained at the Registrant's office at 60 State Street, Boston, Massachusetts; contact the Treasurer.


Item 31. Management Services


Not Applicable.

Item 32. Undertakings

     (a)  Not applicable.

     (b)  Not applicable.

     (c) The Registrant hereby undertakes to deliver or cause to be delivered with the Prospectus, to each person to whom the Prospectus is sent or given, a copy of the Registrant's report to shareholders furnished pursuant to and meeting the requirements of Rule 30d-1 under the Investment Company Act of 1940, as amended, from which the specified information is incorporated by reference, unless such person currently holds securities of the Registrant and otherwise has received a copy of such report, in which case the Registrant shall state in the Prospectus that it will furnish, without charge, a copy of such report on request, and the name, address and telephone number of the person to whom such a request should be directed.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this post-effective amendment no. 10 (the "Amendment") to the Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 30th day of April, 1998.

                                                     PIONEER GROWTH TRUST



                                             By:  /s/ David D. Tripple
                                             David D. Tripple
                                             Executive Vice President


              Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated:



          Title and Signature                      Date

Principal Executive Officer:        )
                                    )
                                    )
John F. Cogan, Jr.                  )
John F. Cogan, Jr., President       )
                                    )
Principal Financial and             )
Accounting Officer:                 )
                                    )
                                    )
/s/William H. Keough*               )
William H. Keough, Treasurer        )


A MAJORITY OF THE BOARD OF TRUSTEES:


John F. Cogan, Jr.                  )
John F. Cogan, Jr., Trustee         )
                                    )
Mary K. Bush*                       )
Mary K. Bush, Trustee               )
                                    )
Richard H. Egdahl, M.D.*            )
Richard H. Egdahl, Trustee          )
                                    )
Margaret B.W. Graham*               )
Margaret B.W. Graham, Trustee       )
                                    )
John W. Kendrick*                   )
John W. Kendrick, Trustee           )
                                    )
Marguerite A. Piret*                )
Marguerite A. Piret, Trustee        )
                                    )
/s/David D. Tripple*                )
David D. Tripple, Trustee           )
                                    )
Stephen K. West*                    )
Stephen K. West, Trustee            )
                                    )
John Winthrop*                      )
John Winthrop, Trustee              )







*By:     /s/ David D. Tripple          Dated: April 30, 1998
         David D. Tripple
         Attorney-in-fact

                                  Exhibit Index


                                                    Sequential
Exhibit                                             Page
Number   Document Title


11.      Consent of Arthur Andersen LLP


17.      Financial Data Schedules for Pioneer Capital Growth Fund